Eaton Vance Parametric Option Absolute Return Strategy Fund

EATON VANCE PARAMETRIC OPTION ABSOLUTE RETURN STRATEGY FUND
Supplement to Prospectus dated May 1, 2012

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Parametric Option Absolute Return Strategy Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 25 of the Fund's Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.80%	2.55%	1.55%
Expense Reimbursement (1)	(0.35)%	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.45%	2.20%	1.20%

(1)

The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Class A shares, 2.20% for Class C shares and 1.20% for Class I shares.  This expense reimbursement will continue through April 30, 2013.  Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$616	$982	$1,372	$2,463	$616	$982	$1,372	$2,463
Class C shares	$323	$760	$1,324	$2,859	$223	$760	$1,324	$2,859
Class I shares	$122	$455	$812	$1,816	$122	$455	$812	$1,816

December 13, 2012	6503-12/12 PPAOARCOMMPS

Shareholder Fees Eaton Vance Parametric Option Absolute Return Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses Eaton Vance Parametric Option Absolute Return Strategy Fund		Class A	Class C	Class I
Management Fees		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses		1.80%	2.55%	1.55%
Expense Reimbursement	[1]	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.45%	2.20%	1.20%
[1]	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.45% for Class A shares, 2.20% for Class C shares and 1.20% for Class I shares. This expense reimbursement will continue through April 30, 2013. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Expense Example Eaton Vance Parametric Option Absolute Return Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	616	982	1,372	2,463
Class C	323	760	1,324	2,859
Class I	122	455	812	1,816

Expense Example, No Redemption Eaton Vance Parametric Option Absolute Return Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	616	982	1,372	2,463
Class C	223	760	1,324	2,859
Class I	122	455	812	1,816